COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF BREAKOUT OF OPERATING LEASES

The following table presents the breakout of the operating leases as of:

	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$19,737	$3,315
Short-term operating lease liabilities	2,926	1,288
Long-term operating lease liabilities	22,588	2,234
Total operating lease liabilities	$25,514	$3,522
Weighted average remaining lease term	8.46 years	2.6 years
Weighted average discount rate	7.86%	5.2%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES

At December 31, 2024, the future minimum lease payments under these operating leases are as follows:

Fiscal Years Ending
December 31, 2025	$4,817
December 31, 2026	4,376
December 31, 2027	3,588
December 31, 2028	3,695
December 31, 2029	3,443
Thereafter	15,883
Total lease payments	35,802
Less imputed interest	10,288
Total operating lease liabilities	$25,514

SCHEDULE OF LEASE COST

		For The Years Ended December 31,
Lease cost	Classification	2024	2023
Operating lease cost	Cost of goods sold	$1,579	$1,393
Operating lease cost	Research and development	520	90
Operating lease cost	General and administration	2,291	47
Operating lease cost	Selling and marketing	47	47
Total lease cost		$4,437	$1,577

SCHEDULE OF BREAKOUT OF FINANCE LEASES

The following table presents the breakout of the financing leases as of:

	December 31, 2024	December 31, 2023
Finance lease right-of-use assets	$121	$106
Short-term finance lease liabilities	47	36
Long-term finance lease liabilities	63	66
Total finance lease liabilities	$110	$102
Weighted average remaining lease term	2.78 years	2.7 years
Weighted average discount rate	5.2%	5.2%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES

At December 31, 2024, the future minimum lease payments under these financing leases are as follows:

Fiscal Years Ending
December 31, 2025	$52
December 31, 2026	37
December 31, 2027	18
December 31, 2028	9
December 31, 2029	2
Total lease payments	118
Less imputed interest	8
Total financing lease liabilities	$110